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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Margaret St. Clair
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number:    028-05991
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

  /s/ Margaret St. Clair   Wellesley, Massachusetts   April 6, 2005
-------------------------- ------------------------   -------------
        [Signature]              [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

       28-05989                 Amelia Peabody Foundation
       ---------------          ------------------------------------



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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 19
                                        --------------------

Form 13F Information Table Value Total: $661 (in thousands)
                                        --------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number      Name

    1.        28-05993                  Philip B. Waring
    ------    -----------------         ---------------------------------



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                           FORM 13F INFORMATION TABLE

                     Margaret St. Clair - September 30, 2004
--------------------------------------------------------------------------------
                                 Form 13F Table

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Form               COLUMN 2        COLUMN 3     COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                 Title of                                                                                        Voting
Name of Issuer     Class            CUSIP        Value       Shrs or    Sh/ Put/   Investment     Other        Authority
------------------------------------------------------------------------------------------------------------------------------------
                                               (X $1000)     Prn Amt    Prn Call   Discretion    Managers   Sole     Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Aberdeen Asia     Exchange         003009107       $2          300         SH      Shared-Other      1        300
Pacific Income    Traded Fund
Fund
------------------------------------------------------------------------------------------------------------------------------------
Aberdeen Global   Exchange         003013109       $7           500        SH      Shared-Other      1        500
Income Fund       Traded Fund
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr MSCI   Exchange         464287234       $12          65         SH      Shared-Other      1        65
Emerging Markets  Traded Fund
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr S&P    Exchange         464287275       $38          800        SH      Shared-Other      1        800
Global Telecomm.  Traded Fund
Sector
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr S&P    Exchange         464287333       $49          800        SH      Shared-Other      1        800
Global Financial  Traded Fund
Sector
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr        Exchange         464287374       $32          250        SH      Shared-Other      1        250
Goldman Sachs     Traded Fund
Nat Res Index
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr S&P    Exchange         464287408       $41          700        SH      Shared-Other      1        700
500/BARRA Value   Traded Fund
------------------------------------------------------------------------------------------------------------------------------------
Ishares Trust     Exchange         464287598       $62         1,000       SH      Shared-Other      1       1,000
                  Traded Fund
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr        Exchange         464287598       $62         1,000       SH      Shared-Other      1       1,000
Russell 1000      Traded Fund
Value Index
Fund
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr        Exchange         464287614       $65         1,400       SH      Shared-Other      1       1,400
Russell 1000     Traded Fund
Growth Index
Fund
------------------------------------------------------------------------------------------------------------------------------------
Ishares TR Dow    Exchange         464287754       $89         1,700       SH      Shared-Other      1       1,700
Jones US Indl     Traded Fund
Sector Index
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr        Exchange         464287630       $26          150        SH      Shared-Other      1        150
Russell 2000      Traded Fund
Value Index
Fund
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Dow    Exchange         464287762       $51          900        SH      Shared-Other      1        900
Jones US          Traded Fund
Healthcare
------------------------------------------------------------------------------------------------------------------------------------
Ishares TR Dow    Exchange         464287796       $38          600        SH      Shared-Other      1        600
Jones US Energy   Traded Fund
Sector Index Fd
------------------------------------------------------------------------------------------------------------------------------------
Ishares TR Dow    Exchange         464287838       $24          500        SH      Shared-Other      1        500
Jones US Basic    Traded Fund
Materials
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley    Exchange         61744U106       $29         2,500       SH      Shared-Other      1       2,500
Asia Pacific      Traded Fund
 Fund
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq 100        Exchange         631100104       $18          500        SH      Shared-Other      1        500
Tr Unit           Traded Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton         Exchange         88018T101       $10          600        SH      Shared-Other      1        600
Dragon Fund       Traded Fund
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Templeton         Exchange         88022F105       $6           160        SH      Shared-Other      1        160
Russia Fund       Traded Fund
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Total                                            $661
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